Other Tax Receivables - Summary of Other Tax Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 1,743,038	R$ 1,677,012
Current	785,367	950,246
Non-Current	957,671	726,766
COFINS - Revenue tax [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	625,174	706,165
ICMS - State VAT [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	754,749	602,127
ICMS CIAP - State VAT [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	124,006	141,514
PIS - Revenue tax [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	136,765	150,099
Credit installment [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	42,138	41,516
Other [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 60,206	R$ 35,591